Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income (Loss)

27. Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

2019				2018
For the years ended December 31,	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,923	$(564)	$1,359	$1,012	$911	$1,923
Unrealized gains (losses) on available-for-sale assets	(56)	369	313	346	(402)	(56)
Unrealized gains (losses) on cash flow hedges	(21)	14	(7)	(11)	(10)	(21)
Share of other comprehensive income (loss) in joint ventures and associates	(24)	(9)	(33)	(31)	7	(24)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(263)	(42)	(305)	(347)	84	(263)
Revaluation surplus on transfers to investment properties	145	—	145	145	—	145
Total	$1,704	$(232)	$1,472	$1,114	$590	$1,704
Total attributable to:
Participating policyholders	$14	$(3)	$11	$9	$5	$14
Shareholders	1,690	(229)	1,461	1,105	585	1,690
Total	$1,704	$(232)	$1,472	$1,114	$590	$1,704